Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores and current ratings has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:    http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
Total			$20,476,885,000

OSFI Covered Bond Limit			$34,031,049,760

Weighted average maturity of Outstanding Covered Bonds (months)				41.90
Weighted average remaining term of Loans in Cover Pool (months)				26.92

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB3		Aaa	AAA	AAA
CB4		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$20,476,885,000

A = lower of (i) LTV Adjusted True Balance, and	$31,671,830,094	A (i)	$34,055,648,223
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$31,671,830,094
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$464,662,681
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$31,207,167,413

Valuation Calculation

Trading Value of Covered Bonds	$22,696,905,086

A = LTV Adjusted Present Value	$34,230,786,175	Weighted Average Effective Yield
		For All Loans:	2.85%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$34,230,786,175

Intercompany Loan Balance

Guarantee Loan	$22,229,336,871
Demand Loan	$11,780,211,957
Total	$34,009,548,828

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
April 30, 2014	$0	0.00%

Cover Pool Flow of Funds

	30-Apr-2014		31-Mar-2014
Cash Inflows
Principal Receipts	$576,299,444		$518,437,279
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$88,138,452		$87,814,079
Swap receipts	$79,660,058	(1)	$83,536,640	(2)
Cash Outflows
Swap payment	($88,138,452)	(1)	($87,814,079)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($79,500,738)	(1)	($83,369,567)	(2)
Intercompany Loan principal	($576,299,444)	(1)	($518,437,279)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$159,320		$167,073

(1) Cash settlement to occur on May 20, 2014
(2) Cash settlement occurred on April 17, 2014

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Cover Pool Summary Statistics

Previous Month Ending Balance	$34,625,810,232
Current Month Ending Balance	$34,049,510,788
Number of Mortgages in Pool	227,577
Average Mortgage Size	$149,618
Number of Properties	189,358
Number of Borrowers	180,996

Weighted Average LTV - Authorized	68.43%
Weighted Average LTV - Drawn	62.22%
Weighted Average LTV - Original Authorized	72.72%
Weighted Average Mortgage Rate	3.06%
Weighted Average Seasoning (Months)	27.75
Weighted Average Original Term (Months)	54.66
Weighted Average Remaining Term (Months)	26.92

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	227,209	99.84	$33,990,145,036	99.83
30 to 59 days past due	167	0.07	$26,467,822	0.08
60 to 89 days past due	82	0.04	$12,499,834	0.04
90 or more days past due	119	0.05	$20,398,096	0.06
Total	227,577	100.00	$34,049,510,788	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	27,500	12.08	$4,691,856,915	13.78
British Columbia	42,323	18.60	$8,285,381,467	24.33
Manitoba	8,274	3.64	$886,860,178	2.60
New Brunswick	3,801	1.67	$309,802,288	0.91
Newfoundland	2,667	1.17	$289,654,099	0.85
Northwest Territories	73	0.03	$11,687,424	0.03
Nova Scotia	6,914	3.04	$658,669,231	1.93
Nunavut	3	0.00	$191,061	0.00
Ontario	91,402	40.16	$14,120,980,038	41.47
Prince Edward Island	773	0.34	$66,860,664	0.20
Quebec	36,703	16.13	$3,828,479,513	11.24
Saskatchewan	6,951	3.05	$864,402,746	2.54
Yukon	193	0.08	$34,685,165	0.10
Total	227,577	100.00	$34,049,510,788	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	159	0.07	$21,444,430	0.06
499 and below	627	0.28	$94,332,470	0.28
500 - 539	472	0.21	$76,345,470	0.22
540 - 559	411	0.18	$60,514,559	0.18
560 - 579	626	0.28	$103,755,750	0.30
580 - 599	1,043	0.46	$172,088,401	0.51
600 - 619	1,776	0.78	$292,043,919	0.86
620 - 639	3,116	1.37	$515,541,539	1.51
640 - 659	5,049	2.22	$825,328,079	2.42
660 - 679	7,660	3.37	$1,271,578,956	3.73
680 - 699	10,313	4.53	$1,693,924,275	4.97
700 - 719	13,121	5.77	$2,077,026,492	6.10
720 - 739	14,608	6.42	$2,314,213,062	6.80
740 - 759	15,542	6.83	$2,447,582,365	7.19
760 - 779	16,782	7.37	$2,653,125,837	7.79
780 - 799	18,649	8.19	$2,935,512,983	8.62
800 and above	117,623	51.68	$16,495,152,201	48.44
Total	227,577	100.00	$34,049,510,788	100.00

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	156,653	68.84	$22,488,971,858	66.05
Variable	70,924	31.16	$11,560,538,930	33.95
Total	227,577	100.00	$34,049,510,788	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	88,294	38.80	$15,646,583,555	45.95
Homeline Mortgage Segment	139,283	61.20	$18,402,927,233	54.05
Total	227,577	100.00	$34,049,510,788	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	24,187	10.63	$3,820,456,867	11.22
Owner Occupied	203,390	89.37	$30,229,053,921	88.78
Total	227,577	100.00	$34,049,510,788	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	71	0.03	$16,178,146	0.05
2.0000% - 2.4999%	34,346	15.09	$6,233,792,986	18.31
2.5000% - 2.9999%	81,138	35.65	$12,925,518,344	37.96
3.0000% - 3.4999%	47,720	20.97	$6,732,594,165	19.77
3.5000% - 3.9999%	44,339	19.48	$6,017,738,672	17.67
4.0000% - 4.4999%	15,371	6.75	$1,692,637,290	4.97
4.5000% - 4.9999%	1,659	0.73	$160,323,238	0.47
5.0000% - 5.4999%	767	0.34	$81,727,049	0.24
5.5000% - 5.9999%	964	0.42	$85,841,427	0.25
6.0000% - 6.4999%	1,179	0.52	$101,483,263	0.30
6.5000% - 6.9999%	18	0.01	$1,343,598	0.00
7.0000% and above	5	0.00	$332,611	0.00
Total	227,577	100.00	$34,049,510,788	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	34,142	15.00	$4,666,252,891	13.70
12.00 - 23.99	81,797	35.94	$11,759,745,818	34.54
24.00 - 35.99	50,122	22.02	$7,844,739,666	23.04
36.00 - 47.99	38,570	16.95	$6,120,009,520	17.97
48.00 - 59.99	20,596	9.05	$3,347,876,530	9.83
60.00 - 71.99	1,830	0.80	$248,199,075	0.73
72.00 - 83.99	358	0.16	$39,054,336	0.11
84.00 and above	162	0.07	$23,632,952	0.07
Total	227,577	100.00	$34,049,510,788	100.00

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	100,206	44.03	$5,132,262,680	15.07
100,000 - 149,999	40,579	17.83	$5,046,938,008	14.82
150,000 - 199,999	30,187	13.26	$5,240,575,928	15.39
200,000 - 249,999	20,061	8.82	$4,485,135,701	13.17
250,000 - 299,999	13,175	5.79	$3,596,601,343	10.56
300,000 - 349,999	8,093	3.56	$2,614,556,798	7.68
350,000 - 399,999	4,963	2.18	$1,852,400,332	5.44
400,000 - 449,999	3,067	1.35	$1,298,289,653	3.81
450,000 - 499,999	2,053	0.90	$970,275,416	2.85
500,000 - 549,999	1,333	0.59	$697,447,939	2.05
550,000 - 599,999	943	0.41	$540,800,363	1.59
600,000 - 649,999	617	0.27	$385,559,857	1.13
650,000 - 699,999	478	0.21	$321,848,755	0.95
700,000 - 749,999	342	0.15	$247,515,798	0.73
750,000 - 799,999	218	0.10	$168,756,951	0.50
800,000 - 849,999	186	0.08	$153,471,507	0.45
850,000 - 899,999	151	0.07	$132,187,576	0.39
900,000 - 949,999	161	0.07	$148,940,502	0.44
950,000 - 999,999	121	0.05	$117,710,379	0.35
1,000,000 and above	643	0.28	$898,235,302	2.64
Total	227,577	100.00	$34,049,510,788	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	25,997	11.42	$3,760,824,403	11.05
Detached	171,799	75.49	$25,791,638,896	75.75
Duplex	4,713	2.07	$685,550,186	2.01
Fourplex	1,192	0.52	$230,706,384	0.68
Other	996	0.44	$147,184,686	0.43
Row (Townhouse)	11,689	5.14	$1,752,650,809	5.15
Semi-detached	9,932	4.36	$1,473,468,658	4.33
Triplex	1,259	0.55	$207,486,766	0.61
Total	227,577	100.00	$34,049,510,788	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	10,244	5.41	$341,752,172	1.00
20.01 - 25.00	3,489	1.84	$237,584,506	0.70
25.01 - 30.00	3,878	2.05	$324,103,769	0.95
30.01 - 35.00	4,457	2.35	$443,175,983	1.30
35.01 - 40.00	5,371	2.84	$644,188,889	1.89
40.01 - 45.00	5,923	3.13	$776,826,866	2.28
45.01 - 50.00	8,058	4.26	$1,207,423,600	3.55
50.01 - 55.00	8,275	4.37	$1,364,105,358	4.01
55.01 - 60.00	10,634	5.62	$1,939,802,647	5.70
60.01 - 65.00	14,730	7.78	$3,121,617,302	9.17
65.01 - 70.00	14,361	7.58	$3,200,505,948	9.40
70.01 - 75.00	31,001	16.37	$5,815,106,770	17.08
75.01 - 80.00	68,841	36.35	$14,612,291,571	42.91
> 80.00 or Not Available*	96	0.05	$21,025,408	0.06
Total	189,358	100.00	$34,049,510,788	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,485	8.18	$612,940,951	1.80
20.01 - 25.00	5,928	3.13	$452,557,281	1.33
25.01 - 30.00	6,779	3.58	$633,421,807	1.86
30.01 - 35.00	7,676	4.05	$840,372,771	2.47
35.01 - 40.00	8,694	4.59	$1,129,777,707	3.32
40.01 - 45.00	9,748	5.15	$1,375,223,737	4.04
45.01 - 50.00	11,673	6.16	$1,874,631,204	5.51
50.01 - 55.00	12,771	6.74	$2,203,814,917	6.47
55.01 - 60.00	14,994	7.92	$2,869,609,258	8.43
60.01 - 65.00	16,858	8.90	$3,675,334,280	10.79
65.01 - 70.00	18,808	9.93	$4,263,408,857	12.52
70.01 - 75.00	27,549	14.55	$6,326,126,790	18.58
75.01 - 80.00	32,242	17.03	$7,758,833,817	22.79
> 80.00 or Not Available*	153	0.08	$33,457,411	0.10
Total	189,358	100.00	$34,049,510,788	100.00

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$68,668,903	$0	$0	$7,527	$68,676,430
	20.01 - 25.00	$50,500,412	$0	$0	$0	$50,500,412
	25.01 - 30.00	$79,818,668	$0	$0	$0	$79,818,668
	30.01 - 35.00	$111,382,240	$0	$0	$0	$111,382,240
	35.01 - 40.00	$149,374,984	$57,754	$0	$0	$149,432,738
	40.01 - 45.00	$176,201,360	$0	$41,547	$173,815	$176,416,722
	45.01 - 50.00	$246,422,604	$0	$0	$252,559	$246,675,163
	50.01 - 55.00	$309,880,104	$548,891	$344,516	$206,683	$310,980,194
	55.01 - 60.00	$381,402,870	$87,114	$0	$0	$381,489,984
	60.01 - 65.00	$468,661,531	$347,250	$149,806	$39,343	$469,197,930
	65.01 - 70.00	$580,903,887	$293,305	$318,356	$747,053	$582,262,600
	70.01 - 75.00	$944,964,935	$0	$0	$608,931	$945,573,866
	75.01 - 80.00	$1,111,982,465	$997,067	$1,066,809	$980,562	$1,115,026,904
	> 80.00 or Not Available*	$3,671,591	$0	$0	$751,472	$4,423,062
Total Alberta		$4,683,836,554	$2,331,381	$1,921,035	$3,767,945	$4,691,856,915

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$164,775,326	$0	$0	$0	$164,775,326
	20.01 - 25.00	$130,934,796	$0	$0	$46,596	$130,981,391
	25.01 - 30.00	$174,449,339	$136,395	$0	$432,879	$175,018,613
	30.01 - 35.00	$223,161,181	$69,044	$0	$72,213	$223,302,437
	35.01 - 40.00	$315,432,954	$0	$0	$0	$315,432,954
	40.01 - 45.00	$381,592,271	$95,826	$0	$228,457	$381,916,554
	45.01 - 50.00	$511,494,074	$330,513	$0	$167,781	$511,992,368
	50.01 - 55.00	$592,859,005	$1,157,142	$70,942	$327,369	$594,414,458
	55.01 - 60.00	$767,408,293	$674,967	$882,931	$695,225	$769,661,417
	60.01 - 65.00	$975,763,467	$0	$449,160	$528,659	$976,741,286
	65.01 - 70.00	$1,022,076,083	$1,347,019	$1,011,795	$941,801	$1,025,376,699
	70.01 - 75.00	$1,428,762,774	$177,645	$82,998	$1,768,111	$1,430,791,528
	75.01 - 80.00	$1,575,130,071	$1,792,147	$786,492	$1,333,264	$1,579,041,974
	> 80.00 or Not Available*	$4,646,345	$567,245	$241,788	$479,086	$5,934,463
Total British Columbia		$8,268,485,979	$6,347,944	$3,526,105	$7,021,439	$8,285,381,467

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$12,533,971	$0	$0	$0	$12,533,971
	20.01 - 25.00	$9,281,991	$0	$0	$0	$9,281,991
	25.01 - 30.00	$12,153,251	$0	$0	$0	$12,153,251
	30.01 - 35.00	$14,934,547	$0	$0	$0	$14,934,547
	35.01 - 40.00	$24,956,221	$0	$0	$0	$24,956,221
	40.01 - 45.00	$25,369,463	$0	$0	$0	$25,369,463
	45.01 - 50.00	$39,559,418	$0	$0	$98,939	$39,658,357
	50.01 - 55.00	$43,479,990	$31,194	$0	$0	$43,511,183
	55.01 - 60.00	$62,917,144	$0	$0	$0	$62,917,144
	60.01 - 65.00	$82,192,031	$0	$0	$330,241	$82,522,272
	65.01 - 70.00	$107,379,963	$153,643	$0	$0	$107,533,606
	70.01 - 75.00	$171,943,235	$222,117	$0	$0	$172,165,352
	75.01 - 80.00	$278,430,939	$100,207	$83,345	$0	$278,614,491
	> 80.00 or Not Available*	$708,327	$0	$0	$0	$708,327
Total Manitoba		$885,840,493	$507,160	$83,345	$429,180	$886,860,178

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$4,151,567	$0	$0	$0	$4,151,567
	20.01 - 25.00	$2,903,103	$0	$0	$0	$2,903,103
	25.01 - 30.00	$4,218,960	$0	$0	$0	$4,218,960
	30.01 - 35.00	$6,802,406	$0	$0	$0	$6,802,406
	35.01 - 40.00	$8,238,236	$0	$0	$0	$8,238,236
	40.01 - 45.00	$9,962,750	$0	$65,783	$0	$10,028,533
	45.01 - 50.00	$12,912,219	$0	$65,624	$0	$12,977,843
	50.01 - 55.00	$14,269,092	$0	$0	$0	$14,269,092
	55.01 - 60.00	$21,761,390	$0	$0	$49,786	$21,811,176
	60.01 - 65.00	$26,172,860	$0	$65,954	$0	$26,238,815
	65.01 - 70.00	$36,653,544	$140,851	$0	$0	$36,794,394
	70.01 - 75.00	$69,667,327	$0	$0	$472,042	$70,139,369
	75.01 - 80.00	$90,555,461	$76,727	$58,019	$369,337	$91,059,543
	> 80.00 or Not Available*	$169,251	$0	$0	$0	$169,251
Total New Brunswick		$308,438,165	$217,578	$255,380	$891,165	$309,802,288

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	$5,413,262	$0	$0	$0	$5,413,262
	20.01 - 25.00	$3,911,595	$0	$0	$0	$3,911,595
	25.01 - 30.00	$4,344,247	$0	$0	$0	$4,344,247
	30.01 - 35.00	$6,564,967	$0	$0	$0	$6,564,967
	35.01 - 40.00	$6,450,347	$0	$0	$0	$6,450,347
	40.01 - 45.00	$8,810,435	$0	$0	$0	$8,810,435
	45.01 - 50.00	$12,621,532	$0	$0	$0	$12,621,532
	50.01 - 55.00	$19,505,588	$0	$0	$0	$19,505,588
	55.01 - 60.00	$18,687,394	$21,572	$167,160	$0	$18,876,126
	60.01 - 65.00	$25,679,947	$245,274	$0	$0	$25,925,221
	65.01 - 70.00	$33,282,845	$101,669	$0	$0	$33,384,514
	70.01 - 75.00	$62,702,894	$64,642	$262,303	$46,802	$63,076,641
	75.01 - 80.00	$80,412,211	$0	$0	$0	$80,412,211
	> 80.00 or Not Available*	$357,414	$0	$0	$0	$357,414
Total Newfoundland		$288,744,677	$433,158	$429,463	$46,802	$289,654,099

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$93,642	$0	$0	$0	$93,642
Territories	20.01 - 25.00	$26,258	$0	$0	$0	$26,258
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$72,800	$0	$0	$0	$72,800
	35.01 - 40.00	$246,288	$0	$0	$0	$246,288
	40.01 - 45.00	$730,160	$0	$0	$0	$730,160
	45.01 - 50.00	$1,220,106	$0	$0	$0	$1,220,106
	50.01 - 55.00	$1,553,512	$0	$0	$0	$1,553,512
	55.01 - 60.00	$967,666	$0	$0	$0	$967,666
	60.01 - 65.00	$1,164,543	$0	$0	$0	$1,164,543
	65.01 - 70.00	$1,204,697	$0	$0	$0	$1,204,697
	70.01 - 75.00	$2,690,207	$0	$0	$0	$2,690,207
	75.01 - 80.00	$1,717,546	$0	$0	$0	$1,717,546
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Northwest Territories		$11,687,424	$0	$0	$0	$11,687,424

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$11,027,549	$5,417	$0	$0	$11,032,966
	20.01 - 25.00	$8,527,439	$31,101	$0	$0	$8,558,540
	25.01 - 30.00	$10,491,242	$24,367	$0	$25,505	$10,541,113
	30.01 - 35.00	$14,809,187	$0	$0	$0	$14,809,187
	35.01 - 40.00	$20,280,177	$0	$22,433	$0	$20,302,610
	40.01 - 45.00	$24,829,762	$0	$0	$218,866	$25,048,628
	45.01 - 50.00	$31,749,424	$0	$0	$0	$31,749,424
	50.01 - 55.00	$36,954,550	$52,254	$0	$93,958	$37,100,762
	55.01 - 60.00	$47,490,629	$254,553	$0	$119,363	$47,864,545
	60.01 - 65.00	$65,344,688	$0	$0	$0	$65,344,688
	65.01 - 70.00	$82,034,258	$0	$0	$31,767	$82,066,025
	70.01 - 75.00	$133,011,617	$121,519	$0	$0	$133,133,136
	75.01 - 80.00	$169,352,362	$102,692	$32,230	$461,120	$169,948,405
	> 80.00 or Not Available*	$1,169,204	$0	$0	$0	$1,169,204
Total Nova Scotia		$657,072,087	$591,903	$54,663	$950,578	$658,669,231

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$98,093	$0	$0	$0	$98,093
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$92,968	$0	$0	$0	$92,968
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Nunavut		$191,061	$0	$0	$0	$191,061

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$248,442,208	$113,604	$0	$0	$248,555,812
	20.01 - 25.00	$183,471,453	$17,501	$0	$0	$183,488,954
	25.01 - 30.00	$263,035,741	$22,854	$47,990	$0	$263,106,586
	30.01 - 35.00	$343,218,594	$22,538	$0	$0	$343,241,132
	35.01 - 40.00	$445,914,426	$141,142	$104,180	$68,662	$446,228,410
	40.01 - 45.00	$555,831,029	$374,823	$212,651	$255,185	$556,673,688
	45.01 - 50.00	$773,607,537	$322,886	$405,717	$0	$774,336,140
	50.01 - 55.00	$880,125,109	$475,861	$651,711	$99,442	$881,352,123
	55.01 - 60.00	$1,168,283,536	$1,922,967	$555,300	$165,153	$1,170,926,956
	60.01 - 65.00	$1,530,503,973	$476,250	$230,908	$992,738	$1,532,203,869
	65.01 - 70.00	$1,837,273,677	$951,082	$816,180	$89,681	$1,839,130,619
	70.01 - 75.00	$2,631,611,777	$4,493,278	$690,250	$673,429	$2,637,468,734
	75.01 - 80.00	$3,225,765,705	$2,471,378	$1,051,255	$904,760	$3,230,193,098
	> 80.00 or Not Available*	$13,815,840	$258,078	$0	$0	$14,073,917
Total Ontario		$14,100,900,604	$12,064,241	$4,766,142	$3,249,050	$14,120,980,038

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$977,993	$0	$0	$0	$977,993
Island	20.01 - 25.00	$719,628	$0	$0	$0	$719,628
	25.01 - 30.00	$969,461	$0	$0	$0	$969,461
	30.01 - 35.00	$1,676,676	$0	$0	$0	$1,676,676
	35.01 - 40.00	$1,486,188	$0	$0	$0	$1,486,188
	40.01 - 45.00	$1,924,435	$0	$0	$0	$1,924,435
	45.01 - 50.00	$4,306,586	$0	$0	$0	$4,306,586
	50.01 - 55.00	$4,196,604	$0	$0	$0	$4,196,604
	55.01 - 60.00	$4,674,985	$0	$0	$0	$4,674,985
	60.01 - 65.00	$5,851,001	$0	$0	$0	$5,851,001
	65.01 - 70.00	$8,280,022	$0	$0	$0	$8,280,022
	70.01 - 75.00	$12,923,908	$0	$0	$0	$12,923,908
	75.01 - 80.00	$18,667,043	$0	$206,134	$0	$18,873,178
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Prince Edward Island		$66,654,530	$0	$206,134	$0	$66,860,664

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$87,273,959	$23,124	$0	$0	$87,297,083
	20.01 - 25.00	$55,708,272	$47,998	$0	$0	$55,756,270
	25.01 - 30.00	$74,774,320	$55,027	$0	$90,401	$74,919,748
	30.01 - 35.00	$102,769,615	$82,557	$0	$18,061	$102,870,232
	35.01 - 40.00	$134,201,621	$238,246	$173,793	$0	$134,613,660
	40.01 - 45.00	$162,009,543	$148,874	$0	$109,399	$162,267,816
	45.01 - 50.00	$206,868,099	$0	$68,165	$0	$206,936,264
	50.01 - 55.00	$251,383,896	$0	$0	$565,267	$251,949,163
	55.01 - 60.00	$328,780,153	$958,052	$0	$73,724	$329,811,929
	60.01 - 65.00	$405,754,256	$549,813	$133,622	$219,232	$406,656,922
	65.01 - 70.00	$437,454,774	$0	$0	$382,630	$437,837,404
	70.01 - 75.00	$666,472,680	$213,741	$0	$1,095,593	$667,782,014
	75.01 - 80.00	$901,486,248	$1,324,919	$853,752	$522,739	$904,187,657
	> 80.00 or Not Available*	$5,182,497	$32,170	$0	$378,684	$5,593,350
Total Quebec		$3,820,119,933	$3,674,520	$1,229,332	$3,455,728	$3,828,479,513

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$9,158,001	$0	$0	$0	$9,158,001
	20.01 - 25.00	$6,150,324	$0	$0	$0	$6,150,324
	25.01 - 30.00	$8,277,663	$0	$0	$0	$8,277,663
	30.01 - 35.00	$13,472,397	$30,512	$0	$0	$13,502,909
	35.01 - 40.00	$21,262,111	$43,572	$0	$0	$21,305,683
	40.01 - 45.00	$24,770,734	$0	$0	$0	$24,770,734
	45.01 - 50.00	$31,258,770	$0	$0	$0	$31,258,770
	50.01 - 55.00	$43,035,703	$0	$0	$0	$43,035,703
	55.01 - 60.00	$58,663,090	$0	$28,235	$0	$58,691,325
	60.01 - 65.00	$80,038,556	$86,108	$0	$0	$80,124,665
	65.01 - 70.00	$105,758,918	$0	$0	$0	$105,758,918
	70.01 - 75.00	$182,429,589	$0	$0	$367,973	$182,797,563
	75.01 - 80.00	$278,184,085	$139,746	$0	$218,235	$278,542,065
	> 80.00 or Not Available*	$1,028,423	$0	$0	$0	$1,028,423
Total Saskatchewan		$863,488,365	$299,937	$28,235	$586,208	$864,402,746

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$274,898	$0	$0	$0	$274,898
	20.01 - 25.00	$180,722	$0	$0	$0	$180,722
	25.01 - 30.00	$53,497	$0	$0	$0	$53,497
	30.01 - 35.00	$1,213,240	$0	$0	$0	$1,213,240
	35.01 - 40.00	$1,084,372	$0	$0	$0	$1,084,372
	40.01 - 45.00	$1,173,600	$0	$0	$0	$1,173,600
	45.01 - 50.00	$898,650	$0	$0	$0	$898,650
	50.01 - 55.00	$1,946,536	$0	$0	$0	$1,946,536
	55.01 - 60.00	$1,916,006	$0	$0	$0	$1,916,006
	60.01 - 65.00	$3,363,070	$0	$0	$0	$3,363,070
	65.01 - 70.00	$3,779,358	$0	$0	$0	$3,779,358
	70.01 - 75.00	$7,584,473	$0	$0	$0	$7,584,473
	75.01 - 80.00	$11,216,745	$0	$0	$0	$11,216,745
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Yukon		$34,685,165	$0	$0	$0	$34,685,165

Grand Total		$33,990,145,036	$26,467,822	$12,499,834	$20,398,096	$34,049,510,788

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.20	0.00	0.00	0.00	0.20
	20.01 - 25.00	0.15	0.00	0.00	0.00	0.15
	25.01 - 30.00	0.23	0.00	0.00	0.00	0.23
	30.01 - 35.00	0.33	0.00	0.00	0.00	0.33
	35.01 - 40.00	0.44	0.00	0.00	0.00	0.44
	40.01 - 45.00	0.52	0.00	0.00	0.00	0.52
	45.01 - 50.00	0.72	0.00	0.00	0.00	0.72
	50.01 - 55.00	0.91	0.00	0.00	0.00	0.91
	55.01 - 60.00	1.12	0.00	0.00	0.00	1.12
	60.01 - 65.00	1.38	0.00	0.00	0.00	1.38
	65.01 - 70.00	1.71	0.00	0.00	0.00	1.71
	70.01 - 75.00	2.78	0.00	0.00	0.00	2.78
	75.01 - 80.00	3.27	0.00	0.00	0.00	3.27
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Alberta		13.76	0.01	0.01	0.01	13.78

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	0.48	0.00	0.00	0.00	0.48
	20.01 - 25.00	0.38	0.00	0.00	0.00	0.38
	25.01 - 30.00	0.51	0.00	0.00	0.00	0.51
	30.01 - 35.00	0.66	0.00	0.00	0.00	0.66
	35.01 - 40.00	0.93	0.00	0.00	0.00	0.93
	40.01 - 45.00	1.12	0.00	0.00	0.00	1.12
	45.01 - 50.00	1.50	0.00	0.00	0.00	1.50
	50.01 - 55.00	1.74	0.00	0.00	0.00	1.75
	55.01 - 60.00	2.25	0.00	0.00	0.00	2.26
	60.01 - 65.00	2.87	0.00	0.00	0.00	2.87
	65.01 - 70.00	3.00	0.00	0.00	0.00	3.01
	70.01 - 75.00	4.20	0.00	0.00	0.01	4.20
	75.01 - 80.00	4.63	0.01	0.00	0.00	4.64
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.02
Total British Columbia		24.28	0.02	0.01	0.02	24.33

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.04	0.00	0.00	0.00	0.04
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.12	0.00	0.00	0.00	0.12
	50.01 - 55.00	0.13	0.00	0.00	0.00	0.13
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.32	0.00	0.00	0.00	0.32
	70.01 - 75.00	0.50	0.00	0.00	0.00	0.51
	75.01 - 80.00	0.82	0.00	0.00	0.00	0.82
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.60	0.00	0.00	0.00	2.60

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.06	0.00	0.00	0.00	0.06
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.11	0.00	0.00	0.00	0.11
	70.01 - 75.00	0.20	0.00	0.00	0.00	0.21
	75.01 - 80.00	0.27	0.00	0.00	0.00	0.27
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.91	0.00	0.00	0.00	0.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	0.02	0.00	0.00	0.00	0.02
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.06	0.00	0.00	0.00	0.06
	55.01 - 60.00	0.05	0.00	0.00	0.00	0.06
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.18	0.00	0.00	0.00	0.19
	75.01 - 80.00	0.24	0.00	0.00	0.00	0.24
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Newfoundland		0.85	0.00	0.00	0.00	0.85

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.14	0.00	0.00	0.00	0.14
	60.01 - 65.00	0.19	0.00	0.00	0.00	0.19
	65.01 - 70.00	0.24	0.00	0.00	0.00	0.24
	70.01 - 75.00	0.39	0.00	0.00	0.00	0.39
	75.01 - 80.00	0.50	0.00	0.00	0.00	0.50
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.93	0.00	0.00	0.00	1.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	0.73	0.00	0.00	0.00	0.73
	20.01 - 25.00	0.54	0.00	0.00	0.00	0.54
	25.01 - 30.00	0.77	0.00	0.00	0.00	0.77
	30.01 - 35.00	1.01	0.00	0.00	0.00	1.01
	35.01 - 40.00	1.31	0.00	0.00	0.00	1.31
	40.01 - 45.00	1.63	0.00	0.00	0.00	1.63
	45.01 - 50.00	2.27	0.00	0.00	0.00	2.27
	50.01 - 55.00	2.58	0.00	0.00	0.00	2.59
	55.01 - 60.00	3.43	0.01	0.00	0.00	3.44
	60.01 - 65.00	4.49	0.00	0.00	0.00	4.50
	65.01 - 70.00	5.40	0.00	0.00	0.00	5.40
	70.01 - 75.00	7.73	0.01	0.00	0.00	7.75
	75.01 - 80.00	9.47	0.01	0.00	0.00	9.49
	> 80.00 or Not Available*	0.04	0.00	0.00	0.00	0.04
Total Ontario		41.41	0.04	0.01	0.01	41.47

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.00	0.00	0.00	0.00	0.00
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.04	0.00	0.00	0.00	0.04
	75.01 - 80.00	0.05	0.00	0.00	0.00	0.06
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.26	0.00	0.00	0.00	0.26
	20.01 - 25.00	0.16	0.00	0.00	0.00	0.16
	25.01 - 30.00	0.22	0.00	0.00	0.00	0.22
	30.01 - 35.00	0.30	0.00	0.00	0.00	0.30
	35.01 - 40.00	0.39	0.00	0.00	0.00	0.40
	40.01 - 45.00	0.48	0.00	0.00	0.00	0.48
	45.01 - 50.00	0.61	0.00	0.00	0.00	0.61
	50.01 - 55.00	0.74	0.00	0.00	0.00	0.74
	55.01 - 60.00	0.97	0.00	0.00	0.00	0.97
	60.01 - 65.00	1.19	0.00	0.00	0.00	1.19
	65.01 - 70.00	1.28	0.00	0.00	0.00	1.29
	70.01 - 75.00	1.96	0.00	0.00	0.00	1.96
	75.01 - 80.00	2.65	0.00	0.00	0.00	2.66
	> 80.00 or Not Available*	0.02	0.00	0.00	0.00	0.02
Total Quebec		11.22	0.01	0.00	0.01	11.24

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.13	0.00	0.00	0.00	0.13
	55.01 - 60.00	0.17	0.00	0.00	0.00	0.17
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.31	0.00	0.00	0.00	0.31
	70.01 - 75.00	0.54	0.00	0.00	0.00	0.54
	75.01 - 80.00	0.82	0.00	0.00	0.00	0.82
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.54	0.00	0.00	0.00	2.54

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.10	0.00	0.00	0.00	0.10

Grand Total		99.83	0.08	0.04	0.06	100.00

Cover Pool LTV - Drawn by Credit Bureau Score

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$1,459,091	0.00
	499 and below	$2,543,890	0.01
	500 - 539	$291,519	0.00
	540 - 559	$636,510	0.00
	560 - 579	$554,997	0.00
	580 - 599	$852,247	0.00
	600 - 619	$1,343,657	0.00
	620 - 639	$2,244,531	0.01
	640 - 659	$3,017,983	0.01
	660 - 679	$5,380,689	0.02
	680 - 699	$9,888,174	0.03
	700 - 719	$18,000,481	0.05
	720 - 739	$21,040,973	0.06
	740 - 759	$23,521,470	0.07
	760 - 779	$31,910,081	0.09
	780 - 799	$44,102,830	0.13
	800 and above	$446,151,828	1.31
Total		$612,940,951	1.80

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$521,709	0.00
	499 and below	$1,895,622	0.01
	500 - 539	$225,934	0.00
	540 - 559	$276,957	0.00
	560 - 579	$281,735	0.00
	580 - 599	$1,057,948	0.00
	600 - 619	$511,193	0.00
	620 - 639	$1,921,471	0.01
	640 - 659	$3,558,898	0.01
	660 - 679	$5,004,787	0.01
	680 - 699	$8,490,253	0.02
	700 - 719	$16,266,052	0.05
	720 - 739	$18,914,473	0.06
	740 - 759	$18,112,158	0.05
	760 - 779	$25,666,742	0.08
	780 - 799	$34,426,217	0.10
	800 and above	$315,425,133	0.93
Total		$452,557,281	1.33

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$999,246	0.00
	499 and below	$1,471,207	0.00
	500 - 539	$259,903	0.00
	540 - 559	$354,668	0.00
	560 - 579	$612,996	0.00
	580 - 599	$3,456,688	0.01
	600 - 619	$1,635,779	0.00
	620 - 639	$2,850,418	0.01
	640 - 659	$6,015,938	0.02
	660 - 679	$10,068,752	0.03
	680 - 699	$11,866,480	0.03
	700 - 719	$16,571,467	0.05
	720 - 739	$25,232,695	0.07
	740 - 759	$33,308,676	0.10
	760 - 779	$35,518,234	0.10
	780 - 799	$45,923,105	0.13
	800 and above	$437,275,554	1.28
Total		$633,421,807	1.86

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,588,429	0.00
	499 and below	$3,566,934	0.01
	500 - 539	$610,222	0.00
	540 - 559	$774,805	0.00
	560 - 579	$1,549,782	0.00
	580 - 599	$1,382,192	0.00
	600 - 619	$1,927,546	0.01
	620 - 639	$4,875,284	0.01
	640 - 659	$7,917,394	0.02
	660 - 679	$13,623,963	0.04
	680 - 699	$15,906,284	0.05
	700 - 719	$32,646,788	0.10
	720 - 739	$31,019,232	0.09
	740 - 759	$41,935,497	0.12
	760 - 779	$48,894,344	0.14
	780 - 799	$65,379,239	0.19
	800 and above	$566,774,835	1.66
Total		$840,372,771	2.47

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$1,549,662	0.00
	499 and below	$2,399,933	0.01
	500 - 539	$864,633	0.00
	540 - 559	$436,643	0.00
	560 - 579	$2,206,639	0.01
	580 - 599	$1,252,193	0.00
	600 - 619	$4,643,189	0.01
	620 - 639	$4,919,980	0.01
	640 - 659	$11,847,699	0.03
	660 - 679	$21,542,693	0.06
	680 - 699	$27,788,647	0.08
	700 - 719	$40,683,618	0.12
	720 - 739	$49,038,338	0.14
	740 - 759	$62,887,759	0.18
	760 - 779	$67,476,447	0.20
	780 - 799	$84,707,159	0.25
	800 and above	$745,532,475	2.19
Total		$1,129,777,707	3.32

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$1,214,423	0.00
	499 and below	$4,151,699	0.01
	500 - 539	$1,521,068	0.00
	540 - 559	$1,532,646	0.00
	560 - 579	$1,342,724	0.00
	580 - 599	$2,496,975	0.01
	600 - 619	$3,552,933	0.01
	620 - 639	$8,453,716	0.02
	640 - 659	$16,189,805	0.05
	660 - 679	$25,048,017	0.07
	680 - 699	$38,952,000	0.11
	700 - 719	$54,456,180	0.16
	720 - 739	$70,589,537	0.21
	740 - 759	$69,703,053	0.20
	760 - 779	$86,700,643	0.25
	780 - 799	$101,404,201	0.30
	800 and above	$887,914,119	2.61
Total		$1,375,223,737	4.04

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$3,190,674	0.01
	499 and below	$6,108,775	0.02
	500 - 539	$4,422,484	0.01
	540 - 559	$2,559,289	0.01
	560 - 579	$2,214,693	0.01
	580 - 599	$5,589,582	0.02
	600 - 619	$6,230,047	0.02
	620 - 639	$15,955,752	0.05
	640 - 659	$27,851,586	0.08
	660 - 679	$41,214,866	0.12
	680 - 699	$62,520,823	0.18
	700 - 719	$74,185,159	0.22
	720 - 739	$96,660,959	0.28
	740 - 759	$107,900,151	0.32
	760 - 779	$137,212,895	0.40
	780 - 799	$139,170,569	0.41
	800 and above	$1,141,642,901	3.35
Total		$1,874,631,204	5.51

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$1,684,619	0.00
	499 and below	$6,161,237	0.02
	500 - 539	$2,931,564	0.01
	540 - 559	$2,135,550	0.01
	560 - 579	$4,004,995	0.01
	580 - 599	$7,965,102	0.02
	600 - 619	$11,070,708	0.03
	620 - 639	$23,173,922	0.07
	640 - 659	$30,205,336	0.09
	660 - 679	$52,976,249	0.16
	680 - 699	$68,622,445	0.20
	700 - 719	$98,805,873	0.29
	720 - 739	$112,836,916	0.33
	740 - 759	$120,409,400	0.35
	760 - 779	$164,614,665	0.48
	780 - 799	$184,643,788	0.54
	800 and above	$1,311,572,546	3.85
Total		$2,203,814,917	6.47

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$2,176,966	0.01
	499 and below	$7,432,615	0.02
	500 - 539	$6,549,278	0.02
	540 - 559	$4,192,743	0.01
	560 - 579	$8,197,499	0.02
	580 - 599	$10,421,233	0.03
	600 - 619	$17,011,176	0.05
	620 - 639	$25,952,592	0.08
	640 - 659	$55,264,760	0.16
	660 - 679	$76,520,241	0.22
	680 - 699	$108,328,028	0.32
	700 - 719	$138,215,913	0.41
	720 - 739	$178,101,965	0.52
	740 - 759	$193,274,855	0.57
	760 - 779	$205,884,831	0.60
	780 - 799	$246,138,315	0.72
	800 and above	$1,585,946,248	4.66
Total		$2,869,609,258	8.43

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$2,525,165	0.01
	499 and below	$13,357,109	0.04
	500 - 539	$6,070,499	0.02
	540 - 559	$4,896,841	0.01
	560 - 579	$11,049,813	0.03
	580 - 599	$14,526,389	0.04
	600 - 619	$35,111,445	0.10
	620 - 639	$50,346,458	0.15
	640 - 659	$79,199,989	0.23
	660 - 679	$114,443,516	0.34
	680 - 699	$167,889,582	0.49
	700 - 719	$213,385,982	0.63
	720 - 739	$231,850,099	0.68
	740 - 759	$256,438,013	0.75
	760 - 779	$283,400,791	0.83
	780 - 799	$346,836,879	1.02
	800 and above	$1,844,005,711	5.42
Total		$3,675,334,280	10.79

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$915,722	0.00
	499 and below	$9,173,304	0.03
	500 - 539	$7,690,390	0.02
	540 - 559	$9,014,316	0.03
	560 - 579	$10,022,409	0.03
	580 - 599	$22,185,841	0.07
	600 - 619	$30,621,149	0.09
	620 - 639	$62,526,972	0.18
	640 - 659	$91,375,827	0.27
	660 - 679	$140,390,736	0.41
	680 - 699	$207,652,162	0.61
	700 - 719	$247,567,084	0.73
	720 - 739	$266,126,398	0.78
	740 - 759	$306,420,240	0.90
	760 - 779	$334,241,886	0.98
	780 - 799	$380,627,271	1.12
	800 and above	$2,136,857,150	6.28
Total		$4,263,408,857	12.52

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$1,885,187	0.01
	499 and below	$16,553,691	0.05
	500 - 539	$18,066,473	0.05
	540 - 559	$12,584,343	0.04
	560 - 579	$19,518,342	0.06
	580 - 599	$35,320,640	0.10
	600 - 619	$63,423,946	0.19
	620 - 639	$112,773,505	0.33
	640 - 659	$161,603,823	0.47
	660 - 679	$257,491,031	0.76
	680 - 699	$355,882,973	1.05
	700 - 719	$413,754,485	1.22
	720 - 739	$449,420,797	1.32
	740 - 759	$479,813,232	1.41
	760 - 779	$518,436,626	1.52
	780 - 799	$576,373,616	1.69
	800 and above	$2,833,224,081	8.32
Total		$6,326,126,790	18.58

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$1,733,536	0.01
	499 and below	$19,516,453	0.06
	500 - 539	$24,873,824	0.07
	540 - 559	$20,757,270	0.06
	560 - 579	$40,753,636	0.12
	580 - 599	$65,059,014	0.19
	600 - 619	$113,314,827	0.33
	620 - 639	$198,356,259	0.58
	640 - 659	$329,413,148	0.97
	660 - 679	$504,813,613	1.48
	680 - 699	$605,828,360	1.78
	700 - 719	$709,555,033	2.08
	720 - 739	$759,918,038	2.23
	740 - 759	$731,608,816	2.15
	760 - 779	$711,126,407	2.09
	780 - 799	$683,863,312	2.01
	800 and above	$2,238,342,271	6.57
Total		$7,758,833,817	22.79

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
>80.00 or Not Available*	Score Unavailable	$0	0.00
	499 and below	$0	0.00
	500 - 539	$1,967,680	0.01
	540 - 559	$361,979	0.00
	560 - 579	$1,445,490	0.00
	580 - 599	$522,358	0.00
	600 - 619	$1,646,322	0.00
	620 - 639	$1,190,680	0.00
	640 - 659	$1,865,892	0.01
	660 - 679	$3,059,804	0.01
	680 - 699	$4,308,065	0.01
	700 - 719	$2,932,379	0.01
	720 - 739	$3,462,641	0.01
	740 - 759	$2,249,045	0.01
	760 - 779	$2,041,246	0.01
	780 - 799	$1,916,482	0.01
	800 and above	$4,487,350	0.01
Total		$33,457,411	0.10

Grand Total		$34,049,510,788	100.00

* A mortgage for which no current appraisal value is available as at the Calculation Date is classified as "Not Available" and reported within the ">80.00 or Not Available" Current LTV category.

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2014	Page 20 of 20